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            WELLS FARGO LEADERS OUTLOOK (SERIES II, IIR AND III)
                           SEPARATE ACCOUNT SEVEN
                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                            FILE NO. 333-101955

     SUPPLEMENT DATED JULY 18, 2005 TO YOUR PROSPECTUS DATED MAY 2, 2005


This supplement deletes the reference in your prospectus that MFS(R) Global Equity Series Sub-Account is closed to new and subsequent Premium Payments and transfers of Contract Value. The reference is a clerical error.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5264